Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
08.31 Fidelity Corporate Bond Fund AMCIZ PRO-14
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to theFidelity® Corporate Bond FundClass A, Class M, Class C, Class I and Class ZOctober 29, 2022Prospectus
08.31 Fidelity Corporate Bond Fund AMCIZ PRO-14 | Fidelity Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities. Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.